Net loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
		Jun. 30, 2024		Mar. 31, 2024
Earnings Per Share [Abstract]
Net income attributable to controlling interest for the period from November 6, 2023 through March 31, 2024		$ (14,821)		$ 14,154
Weighted average shares outstanding of Class A ordinary shares, basic		37,852,036	[1]	15,532,382	[2]
Weighted average shares outstanding of Class A ordinary shares, diluted	[1]	37,852,036
Diluted		$ (0.39)	[1]	$ 0.91	[2]
Weighted average shares outstanding of Class A ordinary shares, basic and diluted				15,532,382
Basic	[2]			$ 0.91

[1]	Net loss per Class A ordinary share and weighted average Class A ordinary shares outstanding is not presented for the periods prior to the Business Combination, as defined in Note 1. For more information refer to Note 14.
[2]	For the year ended March 31, 2024, net income per Class A ordinary share and weighted average Class A ordinary shares outstanding is representative of the period from November 6, 2023 through March 31, 2024, the period following the Business Combination, as defined in Note 1. For more information refer to Note 21